Cover	Apr. 25, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 25, 2023, Simmons First National Corporation (“Corporation”) filed with the U.S. Securities and Exchange Commission a Current Report on Form 8-K (“Initial Form 8-K”), which included an investor presentation that was furnished as Exhibit 99.2 to the Initial Form 8-K (the “Investor Presentation”). The Corporation is filing this Amendment No. 1 to Form 8-K solely to correct certain inadvertent errors with respect to net income and adjusted net income information set forth on slide 6 of the Investor Presentation. All other information contained in the Initial Form 8-K, including, among other items, the Corporation’s press release dated April 25, 2023, that was furnished as Exhibit 99.1 and incorporated by reference into Item 2.02 of the Initial Form 8-K, remains unchanged.
Document Period End Date	Apr. 25, 2023
Entity File Number	0-6253
Entity Registrant Name	SIMMONS FIRST NATIONAL CORPORATION
Entity Central Index Key	0000090498
Entity Tax Identification Number	71-0407808
Entity Incorporation, State or Country Code	AR
Entity Address, Address Line One	501 Main Street
Entity Address, City or Town	Pine Bluff
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	71601
City Area Code	(870)
Local Phone Number	541-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SFNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false